COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Schedule of contractual obligations and commercial commitments

The following table sets forth the Group’s contractual obligations and commercial commitments as of December 31, 2022:

	Payment Due by Period
		Less than			More than
	Total	1 year	2–3 years	4–5 years	5 years

	(in thousands of RMB)
Factory and office building construction commitments	156,195	138,744	17,451	—	—
Fixed assets purchasing commitment	159,882	159,882	—	—	—
Total	316,077	298,626	17,451	—	—